[American General Life Insurance Company Letterhead]

VIA EDGAR TRANSMISSION

January 7, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Variable Annuity Account Five ("Registrant")
    American General Life Insurance Company ("Depositor")
    Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-07727)
    (Central Index Key 0001002779)

FILE NUMBER   PRODUCT NAME
333-185793    Seasons Select II
333-185829    Seasons
333-185804    Seasons Select II
333-185809    Seasons Advantage
333-185810    Seasons Advisor III
333-185811    Seasons Elite
333-185813    Seasons Preferred Solution
333-185814    Seasons Advisor II
333-185822    Seasons Advisor
333-185824    Seasons Advisor II
333-185825    Seasons Select
333-185826    Seasons Triple Elite / Seasons Elite
333-185828    Seasons Preferred Solution

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.


You may direct any questions regarding this filing to the undersigned at
(310) 772-6259.



Very truly yours,

/s/ Helena Lee


Helena Lee
Senior Counsel